Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,215,567.13

Principal:
Principal Collections	$17,303,781.65
Prepayments in Full	$10,163,339.57
Liquidation Proceeds	$333,012.17
Recoveries	$75,195.18
Sub Total	$27,875,328.57
Collections	$30,090,895.70

Purchase Amounts:
Purchase Amounts Related to Principal	$273,152.85
Purchase Amounts Related to Interest	$1,568.93
Sub Total	$274,721.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,365,617.48

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,365,617.48
Servicing Fee	$496,766.36	$496,766.36	$0.00	$0.00	$29,868,851.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,868,851.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,868,851.12
Interest - Class A-3 Notes	$175,467.07	$175,467.07	$0.00	$0.00	$29,693,384.05
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$29,619,708.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,619,708.38
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$29,583,207.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,583,207.88
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$29,554,266.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,554,266.88
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$29,514,363.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,514,363.38
Regular Principal Payment	$27,243,161.11	$27,243,161.11	$0.00	$0.00	$2,271,202.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,271,202.27
Residuel Released to Depositor	$0.00	$2,271,202.27	$0.00	$0.00	$0.00
Total		$30,365,617.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,243,161.11
Total					$27,243,161.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,243,161.11	$67.04	$175,467.07	$0.43	$27,418,628.18	$67.47
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$27,243,161.11	$20.30	$354,487.74	$0.26	$27,597,648.85	$20.56

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$369,404,361.77	0.9089674	$342,161,200.66	0.8419321
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$577,814,361.77	0.4306231	$550,571,200.66	0.4103198

Pool Information
Weighted Average APR	4.278%	4.279%
Weighted Average Remaining Term	39.38	38.55
Number of Receivables Outstanding	35,687	34,812
Pool Balance	$596,119,633.05	$567,584,761.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$579,990,447.51	$552,319,263.32
Pool Factor	0.4405449	0.4194570

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$8,513,771.42
Yield Supplement Overcollateralization Amount	$15,265,497.72
Targeted Overcollateralization Amount	$17,013,560.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,013,560.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		121	$461,585.77
(Recoveries)		67	$75,195.18
Net Losses for Current Collection Period			$386,390.59
Cumulative Net Losses Last Collection Period			$4,105,883.71
Cumulative Net Losses for all Collection Periods			$4,492,274.30

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.78%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.91%	557	$10,831,790.75
61-90 Days Delinquent	0.19%	51	$1,071,072.05
91-120 Days Delinquent	0.05%	16	$273,368.05
Over 120 Days Delinquent	0.15%	40	$828,416.04
Total Delinquent Receivables	2.29%	664	$13,004,646.89

Repossession Inventory:
Repossessed in the Current Collection Period		30	$568,040.63
Total Repossessed Inventory		45	$915,867.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3955%
Preceding Collection Period			0.3972%
Current Collection Period			0.7969%
Three Month Average			0.5299%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2546%
Preceding Collection Period			0.2942%
Current Collection Period			0.3074%
Three Month Average			0.2854%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer